Net interest income - Summary of net interest income (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Net Interest Income [Abstract]
Interest income on loans	€ 13,914	€ 15,624	€ 19,028
Interest income on financial assets at fair value through OCI	346	512	615
Interest income on debt securities at amortised cost	468	508	673
Interest income on non-trading derivatives (hedge accounting)	2,361	3,392	4,319
Negative interest on liabilities	1,487	678	422
Total interest income using effective interest rate method	18,577	20,715	25,056
Interest income on financial assets at fair value through profit or loss	435	658	1,897
Interest income on non-trading derivatives (no hedge accounting)	2,025	1,154	1,181
Interest income other	14	32	30
Total other interest income	2,474	1,843	3,107
Total interest income	21,051	22,559	28,163
Interest expense on deposits from banks	109	177	361
Interest expense on customer deposits	915	1,331	2,934
Interest expense on debt securities in issue	1,218	1,732	2,350
Interest expense on subordinated loans	571	612	660
Negative interest on assets	572	353	349
Interest expense on non-trading derivatives (hedge accounting)	1,700	3,198	4,615
Total interest expense using effective interest rate method	5,085	7,402	11,268
Interest expense on financial liabilities at fair value through profit or loss	304	514	1,695
Interest expense on non-trading derivatives (no hedge accounting)	1,605	1,029	1,311
Interest expense on lease liabilities	14	18	25
Interest expense other	43	44	54
Total other interest expense	1,966	1,605	3,084
Total interest expense	7,051	9,007	14,353
Net interest income	€ 14,000	€ 13,552	€ 13,811